Secured Debt (Tables)	12 Months Ended
Dec. 31, 2011
Secured Debt [Abstract]
Secured debt instruments

			For the Year Ended December 31, 2011
	Principal Outstanding		Weighted Average Interest Rate	Weighted Average Years to Maturity	Number of Communities Encumbered
	December 31,
	2011	2010
Fixed Rate Debt
Mortgage notes payable	$590,208	$292,236	5.10%	4.7	10
Tax-exempt secured notes payable	—	13,325	NA	—	—
Fannie Mae credit facilities	744,509	897,318	5.14%	6.0	12

Total fixed rate secured debt	1,334,717	1,202,879	5.12%	5.4	22
Variable Rate Debt
Mortgage notes payable	151,685	405,641	2.08%	1.4	6
Tax-exempt secured notes payable	94,700	94,700	0.77%	10.6	2
Fannie Mae credit facilities	310,451	260,450	1.63%	4.6	28

Total variable rate secured debt	556,836	760,791	1.60%	4.8	36

Total secured debt	$1,891,553	$1,963,670	4.10%	5.2	58

Secured credit facilities

	December 31,
	2011	2010
	(dollar amounts in thousands)
Borrowings outstanding	$1,054,960	$1,157,768
Weighted average borrowings during the period ended	1,139,588	1,198,771
Maximum daily borrowings during the period ended	1,157,557	1,209,739
Weighted average interest rate during the period ended	4.4%	4.6%
Weighted average interest rate at the end of the period	4.1%	4.5%

Aggregate maturities of secured debt

	Fixed		Variable
Year	Mortgage Notes	Credit Facilities	Mortgage Notes	Tax-Exempt Notes Payable	Credit Facilities	Total Secured
2012	$65,480	$77,944	$64,345	$—	$99,042	$306,811
2013	23,378	38,632	62,490	—	—	124,500
2014	81,101	3,328	24,850	—	—	109,279
2015	201,691	3,522	—	—	—	205,213
2016	140,180	3,702	—	—	—	143,882
Thereafter	78,378	617,381	—	94,700	211,409	1,001,868

Total	$590,208	$744,509	$151,685	$94,700	$310,451	$1,891,553